INCOME TAXES (Operating Loss Carryforwards and Tax Exemptions and Concessions - Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Amount of limitation for use of net operating loss carryforwards
2016	$ 1,949,882
2017	39,449,965
2018	10,620,102
2019	9,339,940
2020	12,699,558
Tax exemptions and tax concessions
Tax otherwise payable without tax exemptions and tax concessions		$ 685,261
Decrease in basic earnings per share (in dollars per share)		$ 0.007
Aggregate undistributed earnings of the Company's subsidiaries and VIEs in the PRC considered to be indefinitely reinvested	0
Provision for dividend withholding taxes	0
Deferred tax liability from undistributed earnings	0
Significant uncertain tax positions	0
Interest or penalties related to uncertain tax positions	$ 0